S000010361 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%		2.34%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.78%	0.06%		1.73%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.73%	0.01%		1.69%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.66%	0.58%		1.90%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.11%	(0.05%)		1.29%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.13%	0.93%		2.31%
Performance Inception Date	[2]			Jul. 25, 2016

[1]	After-tax Returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]
Inception date for Advisor Class shares: 7/25/2016. Performance information for period prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares adjusted to reflect the expenses of Advisor Class shares.